Schedule of Components of Income Tax Expense (Benefit) (Details) (USD $)	12 Months Ended
Sep. 30, 2013
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Components Of Income Tax Expense (benefit) 1	100.00%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Components Of Income Tax Expense (benefit) 2	$ 83,367
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Components Of Income Tax Expense (benefit) 3	29.00%
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Components Of Income Tax Expense (benefit) 4	20,554
Future Income Taxes (expressed In Canadian $000's Except Per Share Amounts) Schedule Of Components Of Income Tax Expense (benefit) 5	$ 103,921